SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 19: - Subsequent events

On January 27, 2012, the Company consummated the purchase of Sapiens common shares from 2 former shareholders of FIS and IDIT (Sapiens' recently acquired companies) and others, resulting in the Company’s interest in Sapiens’ outstanding common shares increasing from 47.3% to 52.1%, regaining Company’s controlling interest in Sapiens and recording gain in an amount of $ 3,400.